Right of Use And Lease - Schedule of Quantitative Information About Right-of-Use Assets (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 2,619,861
First-time adoption				R$ 1,923,896
Acquisition of subsidiary		564,670
Additions		(413,408)		85,872
Write-offs		(25,880)		(79,138)
Impairment		(148,050)	[1]
Transfers		(2,962)	[2]	631,609
Exchange rate variation		807,816
Others changes				57,622
Right of use, Ending		3,402,047		2,619,861
Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		3,193,959
First-time adoption				1,923,896
Acquisition of subsidiary		564,670
Additions		610,551		661,496
Write-offs		(42,047)		(76,208)
Impairment	[1]	(148,050)
Transfers		(2,962)	[2]	631,609
Exchange rate variation		1,022,918
Others changes				53,166
Right of use, Ending		5,199,039		3,193,959
Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(574,098)
First-time adoption
Acquisition of subsidiary
Additions		(1,023,959)		(575,624)
Write-offs		16,167		(2,930)
Impairment	[1]
Transfers			[2]
Exchange rate variation		(215,102)
Others changes				4,456
Right of use, Ending		R$ (1,796,992)		R$ (574,098)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		3 years	[3]	3 years
Vehicles [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 40,018
First-time adoption
Acquisition of subsidiary		42,467
Additions		61,878		40,069
Write-offs		(441)		(146)
Impairment	[1]
Transfers			[2]
Exchange rate variation		13,945
Others changes				95
Right of use, Ending		157,867		40,018
Vehicles [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(8,109)
First-time adoption
Acquisition of subsidiary
Additions		(54,558)		(8,083)
Write-offs		192		38
Impairment	[1]
Transfers			[2]
Exchange rate variation		(947)
Others changes				(64)
Right of use, Ending		R$ (63,422)		R$ (8,109)
Machinery and equipment [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		3 years	[3]	3 years
Machinery and equipment [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		10 years	[3]	10 years
Machinery and equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 15,578
First-time adoption
Acquisition of subsidiary		14,034
Additions		11,265		14,954
Write-offs				(40)
Impairment	[1]
Transfers			[2]
Exchange rate variation		12,171
Others changes				664
Right of use, Ending		53,048		15,578
Machinery and equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(4,317)
First-time adoption
Acquisition of subsidiary
Additions		(14,899)		(4,126)
Write-offs
Impairment	[1]
Transfers			[2]
Exchange rate variation		(1,829)
Others changes				(191)
Right of use, Ending		R$ (21,045)		R$ (4,317)
Facilities [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		3 years	[3]	3 years
Facilities [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		10 years	[3]	10 years
Facilities [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 784,900
First-time adoption				R$ 103,945
Acquisition of subsidiary		489,740
Additions		146,695		187,294
Write-offs		(16,094)
Impairment	[1]
Transfers			[2]	481,235
Exchange rate variation		211,592
Others changes				12,426
Right of use, Ending		1,616,833		784,900
Facilities [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(97,190)
First-time adoption
Acquisition of subsidiary
Additions		(291,431)		(95,734)
Write-offs		12,448
Impairment	[1]
Transfers			[2]
Exchange rate variation		(23,592)
Others changes				(1,456)
Right of use, Ending		R$ (399,765)		R$ (97,190)
IT equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		10 years	[3]	10 years
IT equipment [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 283
First-time adoption
Acquisition of subsidiary		18,429
Additions		6,211		279
Write-offs		(323)
Impairment	[1]
Transfers			[2]
Exchange rate variation		5,400
Others changes				4
Right of use, Ending		30,000		283
IT equipment [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(214)
First-time adoption
Acquisition of subsidiary
Additions		(18,694)		(209)
Write-offs
Impairment	[1]
Transfers			[2]
Exchange rate variation		(253)
Others changes				(5)
Right of use, Ending		R$ (19,161)		R$ (214)
Retail stores [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		3 years	[3]	3 years
Retail stores [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		10 years	[3]	10 years
Retail stores [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 2,350,377
First-time adoption				R$ 1,819,951
Acquisition of subsidiary
Additions		384,502		416,250
Write-offs		(25,189)		(76,022)
Impairment	[1]	(148,050)
Transfers		(2,962)	[2]	150,374
Exchange rate variation		779,426
Others changes				39,824
Right of use, Ending		3,338,104		2,350,377
Retail stores [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(463,332)
First-time adoption
Acquisition of subsidiary
Additions		(643,441)		(466,590)
Write-offs		3,527		(2,968)
Impairment	[1]
Transfers			[2]
Exchange rate variation		(188,100)
Others changes				6,226
Right of use, Ending		R$ (1,291,346)		R$ (463,332)
Tools and accessories [member]
Disclosure of quantitative information about right-of-use assets [line items]
Useful life		3 years	[3]	3 years
Tools and accessories [member] | Cost Value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		R$ 2,803
First-time adoption
Acquisition of subsidiary
Additions				2,650
Write-offs
Impairment	[1]
Transfers			[2]
Exchange rate variation		384
Others changes				153
Right of use, Ending		3,187		2,803
Tools and accessories [member] | Depreciation value [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use, Beginning		(936)
First-time adoption
Acquisition of subsidiary
Additions		(936)		(882)
Write-offs
Impairment	[1]
Transfers			[2]
Exchange rate variation		(381)
Others changes				(54)
Right of use, Ending		R$ (2,253)		R$ (936)

[1]	Of the total amount of impairment recorded in 2020, R$ 144,500 refers to the impairment loss of legacy stores of The Body Shop that were previously included in the store closure plan, which were subsequently impacted by the effects of the pandemic, predominantly in the United States.
[2]	Refers to key money related to store rentals. This amount is transferred from right of use to intangible assets when a new commercial agreement with the lessor is not yet signed.
[3]	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.